UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2014

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-59.9%
			Consumer Discretionary-8.4%
51,900			Best Buy Company, Inc.		$1,609,419
64,900			BorgWarner, Inc.		4,230,831
98,600			CBS Corporation - Class "B"		6,127,004
12,300			Dana Holding Corporation		300,366
80,000			Delphi Automotive, PLC		5,499,200
62,500			Extended Stay America, Inc.		1,447,500
129,200			Ford Motor Company		2,227,408
33,700			GNC Holdings, Inc. - Class "A"		1,149,170
39,200			Harman International Industries, Inc.		4,211,256
46,700			Home Depot, Inc.		3,780,832
69,300		*	Jarden Corporation		4,112,955
81,000			L Brands, Inc.		4,751,460
48,200			Lear Corporation		4,305,224
40,200			Macy's, Inc.		2,332,404
25,300			McDonald's Corporation		2,548,722
85,600			Newell Rubbermaid, Inc.		2,652,744
80,100		*	Orient-Express Hotels, Ltd. - Class "A"		1,164,654
23,300			Penske Automotive Group, Inc.		1,153,350
115,400			Pier 1 Imports, Inc.		1,778,314
7,200		*	Steiner Leisure, Ltd.		311,688
32,000		*	TRW Automotive Holdings Corporation		2,864,640
30,600			Tupperware Brands Corporation		2,561,220
1,400		*	Vince Holding Corporation		51,268
20,000			Walt Disney Company		1,714,800
36,560			Wyndham Worldwide Corporation		2,768,323
					65,654,752
			Consumer Staples-4.9%
117,200			Altria Group, Inc.		4,915,368
64,400			Avon Products, Inc.		940,884
113,200			Coca-Cola Company		4,795,152
74,400			CVS Caremark Corporation		5,607,528
35,600			Herbalife, Ltd.		2,297,624
79,700			Nu Skin Enterprises, Inc. - Class "A"		5,894,612
27,600			PepsiCo, Inc.		2,465,784
71,400			Philip Morris International, Inc.		6,019,734
27,400			Procter & Gamble Company		2,153,366
38,600			Wal-Mart Stores, Inc.		2,897,702
					37,987,754
			Energy-6.5%
36,300			Anadarko Petroleum Corporation		3,973,761
25,200			Chevron Corporation		3,289,860
60,700			ConocoPhillips		5,203,811
65,700			Devon Energy Corporation		5,216,580
36,200			Ensco, PLC - Class "A"		2,011,634
60,200			ExxonMobil Corporation		6,060,936
25,900			Hess Corporation		2,561,251
1,897			Hugoton Royalty Trust		20,829
89,886			Marathon Oil Corporation		3,588,249
37,843			Marathon Petroleum Corporation		2,954,403
41,800			National Oilwell Varco, Inc.		3,442,230
64,800			Noble Corporation, PLC		2,174,688
25,800			Occidental Petroleum Corporation		2,647,854
30,700			Phillips 66		2,469,201
12,200			Schlumberger, Ltd.		1,438,990
91,800			Suncor Energy, Inc.		3,913,434
					50,967,711
			Financials-6.1%
59,400			American Express Company		5,635,278
36,400			Ameriprise Financial, Inc.		4,368,000
27,600			Armada Hoffler Properties, Inc. (REIT)		267,168
139,100			Brixmor Property Group, Inc. (REIT)		3,192,345
70,650			Discover Financial Services		4,378,887
25,300			Financial Select Sector SPDR Fund (ETF)		575,322
48,900		*	Health Insurance Innovations, Inc. - Class "A"		602,448
22,100			Invesco, Ltd.		834,275
102,100			JPMorgan Chase & Company		5,883,002
26,000			MetLife, Inc.		1,444,560
25,600			Morgan Stanley		827,648
42,400			PNC Financial Services Group, Inc.		3,775,720
14,900			SPDR S&P 500 ETF Trust (ETF)		2,916,228
25,300			SPDR S&P Regional Banking (ETF)		1,020,096
174,772			Sunstone Hotel Investors, Inc. (REIT)		2,609,346
92,800			U.S. Bancorp		4,020,096
109,700			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		2,290,536
61,100			Wells Fargo & Company		3,211,416
					47,852,371
			Health Care-10.1%
103,900			Abbott Laboratories		4,249,510
60,400			AbbVie, Inc.		3,408,976
40,104		*	Actavis, PLC		8,945,197
45,700			Baxter International, Inc.		3,304,110
19,000			Covidien, PLC		1,713,420
52,217		*	Express Scripts Holding Company		3,620,205
129,100		*	Gilead Sciences, Inc.		10,703,681
70,700			Johnson & Johnson		7,396,634
2,600		*	Mallinckrodt, PLC		208,052
17,700			McKesson Corporation		3,295,917
86,000			Merck & Company, Inc.		4,975,100
65,000		*	Mylan, Inc.		3,351,400
48,200			Omnicare, Inc.		3,208,674
215,534			Pfizer, Inc.		6,397,049
28,700		*	Phibro Animal Health Corporation - Class "A"		629,965
36,200		*	Salix Pharmaceuticals, Ltd.		4,465,270
68,100			Thermo Fisher Scientific, Inc.		8,035,800
27,972			Zoetis, Inc.		902,656
					78,811,616
			Industrials-7.7%
45,600			3M Company		6,531,744
77,900			ADT Corporation		2,721,826
63,100			Altra Industrial Motion Corporation		2,296,209
22,300		*	Armstrong World Industries, Inc.		1,280,689
19,300			Caterpillar, Inc.		2,097,331
21,000			Chicago Bridge & Iron Company NV - NY Shares		1,432,200
35,500			Dover Corporation		3,228,725
60,800		*	Generac Holdings, Inc.		2,963,392
98,000			General Electric Company		2,575,440
19,500		*	Greenbrier Companies, Inc.		1,123,200
53,500			Honeywell International, Inc.		4,972,825
55,500			ITT Corporation		2,669,550
4,800			Lockheed Martin Corporation		771,504
10,450		*	NOW, Inc.		378,395
31,500			Pentair, PLC		2,271,780
37,000			Ryder System, Inc.		3,259,330
25,300			Snap-On, Inc.		2,998,556
50,800		*	TAL International Group, Inc.		2,253,488
27,800			Textainer Group Holdings, Ltd.		1,073,636
86,700			Textron, Inc.		3,319,743
71,375			Tyco International, Ltd.		3,254,700
15,600		*	United Rentals, Inc.		1,633,788
39,200			United Technologies Corporation		4,525,640
					59,633,691
			Information Technology-11.9%
91,000			Apple, Inc.		8,456,630
101,500		*	ARRIS Group, Inc.		3,301,795
61,400			Avago Technologies, Ltd.		4,425,098
51,800		*	Blackhawk Network Holdings, Inc.		1,461,796
103,300			CDW Corporation		3,293,204
226,400			Cisco Systems, Inc.		5,626,040
25,600		*	eBay, Inc.		1,281,536
208,200			EMC Corporation		5,483,988
123,700			Hewlett-Packard Company		4,166,216
150,500			Intel Corporation		4,650,450
38,900			International Business Machines Corporation		7,051,403
69,200			Intersil Corporation - Class "A"		1,034,540
156,300		*	Juniper Networks, Inc.		3,835,602
162,000			Mentor Graphics Corporation		3,494,340
89,900			Methode Electronics, Inc.		3,435,079
185,500			Microsoft Corporation		7,735,350
46,800		*	NXP Semiconductors NV		3,097,224
91,600			Oracle Corporation		3,712,548
37,900		*	PTC, Inc.		1,470,520
75,300			QUALCOMM, Inc.		5,963,760
117,700			Symantec Corporation		2,695,330
14,200		*	Synaptics, Inc.		1,287,088
26,600		*	Take-Two Interactive Software, Inc.		591,584
58,600			TE Connectivity, Ltd.		3,623,824
55,100		*	Yahoo!, Inc.		1,935,663
					93,110,608
			Materials-2.9%
33,400			Celanese Corporation - Series "A"		2,146,952
28,000			Cytec Industries, Inc.		2,951,760
111,300			Freeport-McMoRan Copper & Gold, Inc.		4,062,450
63,000			International Paper Company		3,179,610
62,100			LyondellBasell Industries NV - Class "A"		6,064,065
10,200			Praxair, Inc.		1,354,968
9,600			Rock-Tenn Company - Class "A"		1,013,664
34,700			RPM International, Inc.		1,602,446
					22,375,915
			Telecommunication Services-1.2%
120,600			AT&T, Inc.		4,264,416
110,600			Verizon Communications, Inc.		5,411,658
					9,676,074
			Utilities-.2%
39,300			NiSource, Inc.		1,546,062
Total Value of Common Stocks (cost $272,746,564)					467,616,554
			CORPORATE BONDS-24.0%
			Agriculture-.2%
$1,000	M		Cargill, Inc., 6%, 11/27/2017	(a)	1,141,563
			Automotive-.4%
1,000	M		Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	1,040,598
2,000	M		Johnson Controls, Inc., 5%, 3/30/2020		2,229,124
					3,269,722
			Chemicals-1.0%
2,000	M		CF Industries, Inc., 3.45%, 6/1/2023		1,986,150
2,000	M		Dow Chemical Co., 4.25%, 11/15/2020		2,180,280
1,000	M		Lubrizol Corp., 8.875%, 2/1/2019		1,285,543
2,000	M		LyondellBasell Industries NV, 6%, 11/15/2021		2,395,160
					7,847,133
			Consumer Durables-.2%
1,500	M		Newell Rubbermaid, Inc., 4.7%, 8/15/2020		1,627,599
			Energy-2.4%
1,500	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	1,847,839
1,000	M		Continental Resources, Inc., 5%, 9/15/2022		1,088,750
1,000	M		DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	1,290,636
1,000	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017		1,029,534
2,000	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		2,122,208
1,000	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		972,233
1,500	M		Nabors Industries, Inc., 6.15%, 2/15/2018		1,710,363
1,000	M		Petrobras International Finance Co., 5.375%, 1/27/2021		1,047,230
1,000	M		Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	1,045,402
1,500	M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018		1,722,963
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018		1,161,592
1,500	M		Valero Energy Corp., 9.375%, 3/15/2019		1,970,804
1,500	M		Weatherford International, Inc., 6.35%, 6/15/2017		1,705,581
					18,715,135
			Financial Services-3.6%
1,500	M		Aflac, Inc., 8.5%, 5/15/2019		1,936,081
			American Express Co.:
500	M		6.15%, 8/28/2017		572,546
1,000	M		7%, 3/19/2018		1,190,146
1,000	M		4.05%, 12/3/2042		966,400
			American International Group, Inc.:
750	M		4.875%, 9/15/2016		811,673
750	M		8.25%, 8/15/2018		932,646
1,500	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		1,718,902
1,000	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022		1,038,880
2,000	M		BlackRock, Inc., 5%, 12/10/2019		2,285,592
1,000	M		CoBank ACB, 7.875%, 4/16/2018	(a)	1,193,711
			ERAC USA Finance, LLC:
1,000	M		6.375%, 10/15/2017	(a)	1,151,014
1,000	M		4.5%, 8/16/2021	(a)	1,089,654
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		2,556,544
			General Electric Capital Corp.:
1,000	M		5.625%, 9/15/2017		1,132,867
500	M		5.625%, 5/1/2018		573,419
2,000	M		5.3%, 2/11/2021		2,277,450
500	M		6.75%, 3/15/2032		661,450
1,000	M		Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	1,023,578
1,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	1,095,546
1,000	M		Protective Life Corp., 7.375%, 10/15/2019		1,238,704
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019		2,479,448
					27,926,251
			Financials-4.6%
			Bank of America Corp.:
3,500	M		5.65%, 5/1/2018		3,970,837
1,000	M		5%, 5/13/2021		1,117,827
			Barclays Bank, PLC:
2,500	M		6.75%, 5/22/2019		3,013,860
1,000	M		5.125%, 1/8/2020		1,131,668
3,500	M		Citigroup, Inc., 6.125%, 11/21/2017		4,006,222
1,000	M		Deutsche Bank AG London, 3.7%, 5/30/2024		1,002,365
			Goldman Sachs Group, Inc.:
2,600	M		5.375%, 3/15/2020		2,948,881
1,000	M		3.625%, 1/22/2023		1,006,137
1,000	M		6.125%, 2/15/2033		1,201,263
			JPMorgan Chase & Co.:
3,000	M		6%, 1/15/2018		3,438,132
1,000	M		4.5%, 1/24/2022		1,097,488
			Morgan Stanley:
2,050	M		6.625%, 4/1/2018		2,398,420
2,000	M		5.5%, 7/28/2021		2,301,074
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016	(a)	1,109,906
1,500	M		SunTrust Banks, Inc., 6%, 9/11/2017		1,700,006
1,000	M		UBS AG, 4.875%, 8/4/2020		1,122,487
3,000	M		Wells Fargo & Co., 4.6%, 4/1/2021		3,343,131
					35,909,704
			Food/Beverage/Tobacco-2.4%
1,500	M		Altria Group, Inc., 9.7%, 11/10/2018		1,967,325
1,000	M		Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044		1,044,675
			Anheuser-Busch InBev Worldwide, Inc.:
1,500	M		6.875%, 11/15/2019		1,846,024
500	M		5.375%, 1/15/2020		577,950
1,000	M		Bottling Group, LLC, 5.125%, 1/15/2019		1,135,807
1,750	M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		2,201,391
1,500	M		Diageo Capital, PLC, 5.75%, 10/23/2017		1,711,769
1,500	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		1,753,506
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020		1,078,973
1,500	M		Lorillard Tobacco Co., 6.875%, 5/1/2020		1,784,727
1,000	M		Philip Morris International, Inc., 5.65%, 5/16/2018		1,149,034
			SABMiller Holdings, Inc.:
1,500	M		3.75%, 1/15/2022	(a)	1,555,742
1,000	M		4.95%, 1/15/2042	(a)	1,084,797
					18,891,720
			Health Care-1.3%
2,000	M		Biogen IDEC, Inc., 6.875%, 3/1/2018		2,356,338
2,500	M		Express Scripts Holding Co., 4.75%, 11/15/2021		2,771,290
1,000	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		1,013,585
1,000	M		Mylan, Inc., 3.125%, 1/15/2023	(a)	963,146
1,000	M		Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		1,140,998
1,000	M		Quest Diagnostics, Inc., 6.4%, 7/1/2017		1,136,130
688	M		Roche Holdings, Inc., 6%, 3/1/2019	(a)	809,115
					10,190,602
			Information Technology-.6%
1,500	M		Harris Corp., 4.4%, 12/15/2020		1,614,626
1,500	M		Motorola Solutions, Inc., 6%, 11/15/2017		1,704,504
1,500	M		Symantec Corp., 3.95%, 6/15/2022		1,520,834
					4,839,964
			Manufacturing-.8%
2,000	M		CRH America, Inc., 8.125%, 7/15/2018		2,460,926
1,000	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		1,192,493
1,000	M		John Deere Capital Corp., 5.35%, 4/3/2018		1,136,634
1,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017		1,158,047
					5,948,100
			Media-Broadcasting-1.0%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	1,288,776
1,750	M		CBS Corp., 8.875%, 5/15/2019		2,271,041
			Comcast Corp.:
2,000	M		5.15%, 3/1/2020		2,294,756
1,000	M		4.25%, 1/15/2033		1,030,538
1,000	M		DirecTV Holdings, LLC, 3.8%, 3/15/2022		1,034,336
					7,919,447
			Media-Diversified-.1%
1,000	M		McGraw Hill Financial, Inc., 5.9%, 11/15/2017		1,110,562
			Metals/Mining-1.2%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020		1,696,822
1,500	M		ArcelorMittal, 6.125%, 6/1/2018		1,650,000
1,000	M		Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	1,080,517
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019		1,656,716
1,500	M		Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		1,582,307
1,500	M		Vale Overseas, Ltd., 5.625%, 9/15/2019		1,694,556
					9,360,918
			Real Estate Investment Trusts-1.2%
1,500	M		Boston Properties, LP, 5.875%, 10/15/2019		1,753,639
1,500	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		1,613,628
			HCP, Inc.:
500	M		6.7%, 1/30/2018		583,480
1,000	M		5.375%, 2/1/2021		1,139,000
1,000	M		ProLogis, LP, 6.625%, 5/15/2018		1,168,117
1,000	M		Simon Property Group, LP, 5.75%, 12/1/2015		1,060,400
1,500	M		Ventas Realty, LP, 4.75%, 6/1/2021		1,646,900
					8,965,164
			Retail-General Merchandise-.4%
1,500	M		GAP, Inc., 5.95%, 4/12/2021		1,738,389
1,000	M		Home Depot, Inc., 5.875%, 12/16/2036		1,241,152
					2,979,541
			Telecommunications-.3%
1,000	M		AT&T, Inc., 6.5%, 9/1/2037		1,240,115
1,000	M		Verizon Communications, Inc., 5.15%, 9/15/2023		1,121,172
					2,361,287
			Transportation-.7%
2,000	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		2,213,342
1,000	M		Con-way, Inc., 7.25%, 1/15/2018		1,167,000
1,000	M		GATX Corp., 4.75%, 6/15/2022		1,080,239
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	1,096,102
					5,556,683
			Utilities-1.5%
925	M		Arizona Public Service Co., 8.75%, 3/1/2019		1,193,799
1,000	M		Atmos Energy Corp., 8.5%, 3/15/2019		1,280,224
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)	1,142,318
1,000	M		Electricite de France SA, 6.5%, 1/26/2019	(a)	1,192,808
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019		1,688,933
357	M		Great River Energy Co., 5.829%, 7/1/2017	(a)	388,895
1,000	M		National Fuel Gas Co., 8.75%, 5/1/2019		1,260,067
2,000	M		Ohio Power Co., 5.375%, 10/1/2021		2,338,190
1,000	M		Sempra Energy, 9.8%, 2/15/2019		1,330,245
					11,815,479
			Waste Management-.1%
1,000	M		Republic Services, Inc., 3.8%, 5/15/2018		1,072,296
Total Value of Corporate Bonds (cost $181,776,433)					187,448,870
			U.S. GOVERNMENT OBLIGATIONS-4.0%
31,500	M		U.S. Treasury Notes, 1.375%, 12/31/2018 (cost $31,222,436)		31,374,504
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-3.2%
			Fannie Mae-2.5%
2,149	M		3%, 3/1/2027 - 7/1/2027		2,235,395
2,466	M		3.5%, 10/1/2025 - 7/14/2044	(b)	2,613,681
2,947	M		4%, 12/1/2040 - 10/1/2041		3,133,648
3,937	M		5%, 3/1/2034 - 11/1/2040		4,410,710
3,478	M		5.5%, 5/1/2033 - 10/1/2039		3,924,007
592	M		6%, 5/1/2036 - 8/1/2037		669,085
503	M		6.5%, 11/1/2033 - 6/1/2036		568,835
663	M		7%, 3/1/2032 - 8/1/2032		733,616
1,200	M		3.5%, 7/17/2029		1,272,187
					19,561,164
			Freddie Mac-.7%
903	M		3.5%, 9/1/2032		944,729
936	M		4%, 11/1/2040		1,004,341
1,203	M		4.5%, 10/1/2040		1,316,603
1,969	M		5.5%, 5/1/2038 - 10/1/2039		2,227,713
266	M		6%, 9/1/2032 - 6/1/2035		298,570
					5,791,956
Total Value of Residential Mortgage-Backed Securities (cost $24,404,980)					25,353,120
			U.S. GOVERNMENT AGENCY OBLIGATIONS-.9%
			Federal Farm Credit Bank:
2,000	M		2.45%, 8/5/2020		1,999,738
1,000	M		2.79%, 11/12/2020		1,006,338
			Freddie Mac:
1,000	M		5.125%, 10/18/2016		1,101,976
1,000	M		1.25%, 5/12/2017		1,010,571
1,500	M		5.125%, 11/17/2017		1,700,804
Total Value of U.S. Government Agency Obligations (cost $6,934,976)					6,819,427
			MUNICIPAL BONDS-.4%
1,000	M		University of Massachusetts Bldg. Auth. Rev., 2.108%, 11/1/2019		1,003,480
1,750	M		Yale University, Connecticut, 2.086%, 4/15/2019		1,770,041
Total Value of Municipal Bonds (cost $2,750,000)					2,773,521
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-7.1%
1,000	M		Fannie Mae, 0.06%, 7/28/2014		999,955
			Federal Home Loan Bank:
15,608	M		0.06%, 7/9/2014		15,607,792
10,200	M		0.065%, 7/23/2014		10,199,595
15,000	M		0.045%, 7/30/2014		14,999,456
14,000	M		0.05%, 8/1/2014		13,999,397
Total Value of Short-Term U.S. Government Agency Obligations (cost $55,806,195)					55,806,195
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.3%
2,000	M		U.S. Treasury Bills, 0.02%, 8/21/2014 (cost $1,999,943)		1,999,943
Total Value of Investments (cost $577,641,527)			99.8%		779,192,134
Other Assets, Less Liabilities			.2		1,328,326
Net Assets			100.0%		$780,520,460

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2014, the Fund held twenty-one 144A securities with an aggregate value of $23,631,663 representing 3.0% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2014, the cost of investments for federal income tax purposes was
$578,803,416. Accumulated net unrealized appreciation on investments was
$200,388,718, consisting of $202,159,079 gross unrealized appreciation and
$1,770,361 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$467,616,554	$-	$-	$467,616,554
Corporate Bonds	-	187,448,870	-	187,448,870
U.S. Government
Obligations	-	31,374,504	-	31,374,504
Residential Mortgage-Backed
Securities	-	25,353,120	-	25,353,120
U.S. Government Agency
Obligations	-	6,819,427	-	6,819,427
Municipal Bonds	-	2,773,521	-	2,773,521
Short-Term U.S. Government
Agency Obligations	-	55,806,195	-	55,806,195
Short-Term U.S. Government
Obligations	-	1,999,943	-	1,999,943
Total Investments in Securities*	$467,616,554	$311,575,580	$-	$779,192,134

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
June 30, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-93.4%
			Consumer Discretionary-12.1%
40,000			BorgWarner, Inc.	$ 2,607,600
55,000			CBS Corporation - Class "B"	3,417,700
800			CBS Outdoor Americas, Inc.	26,144
158,000			Comcast Corporation - Special Shares "A"	8,426,140
79,300			CST Brands, Inc.	2,735,850
50,000			Delphi Automotive, PLC	3,437,000
197,800			Extended Stay America, Inc.	4,581,048
160,000			Ford Motor Company	2,758,400
50,000			Hanesbrands, Inc.	4,922,000
45,000			Harman International Industries, Inc.	4,834,350
42,200			Home Depot, Inc.	3,416,512
40,000			Lear Corporation	3,572,800
24,500			Lowe's Companies, Inc.	1,175,755
41,100			McDonald's Corporation	4,140,414
92,400			Newell Rubbermaid, Inc.	2,863,476
124,500		*	Orient-Express Hotels, Ltd. - Class "A"	1,810,230
219,400			Regal Entertainment Group - Class "A"	4,629,340
74,633			Time Warner, Inc.	5,242,968
9,954		*	Time, Inc.	241,086
15,000			Tupperware Brands Corporation	1,255,500
36,900			Walt Disney Company	3,163,806
				69,258,119
			Consumer Staples-8.5%
200,000			Altria Group, Inc.	8,388,000
64,200			Coca-Cola Company	2,719,512
91,700			CVS Caremark Corporation	6,911,429
25,000			Dr. Pepper Snapple Group, Inc.	1,464,500
23,300			Kimberly-Clark Corporation	2,591,426
88,066			Kraft Foods Group, Inc.	5,279,557
51,300			Nu Skin Enterprises, Inc. - Class "A"	3,794,148
38,500			PepsiCo, Inc.	3,439,590
82,300			Philip Morris International, Inc.	6,938,713
62,900			Procter & Gamble Company	4,943,311
29,400			Wal-Mart Stores, Inc.	2,207,058
				48,677,244
			Energy-10.4%
79,400			Chevron Corporation	10,365,670
101,500			ConocoPhillips	8,701,595
78,000			Devon Energy Corporation	6,193,200
800		*	Enable Midstream Partners, LP	20,952
42,500			Ensco, PLC - Class "A"	2,361,725
47,400			ExxonMobil Corporation	4,772,232
69,600			Halliburton Company	4,942,296
119,600			Marathon Oil Corporation	4,774,432
27,700			Marathon Petroleum Corporation	2,162,539
69,500			Occidental Petroleum Corporation	7,132,785
800		*	PBF Logistics, LP	22,016
50,500			Royal Dutch Shell, PLC - Class "A" (ADR)	4,159,685
86,300			Suncor Energy, Inc.	3,678,969
				59,288,096
			Financials-15.2%
52,600			ACE, Ltd.	5,454,620
40,000			American Express Company	3,794,800
16,300			Ameriprise Financial, Inc.	1,956,000
110,700			Armada Hoffler Properties, Inc. (REIT)	1,071,576
123,000			Berkshire Hills Bancorp, Inc.	2,856,060
142,200			Brixmor Property Group, Inc. (REIT)	3,263,490
33,556			Chubb Corporation	3,092,856
65,000			Discover Financial Services	4,028,700
225,000			Financial Select Sector SPDR Fund (ETF)	5,116,500
39,600			Invesco, Ltd.	1,494,900
40,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)	1,596,400
167,800			JPMorgan Chase & Company	9,668,636
135,000			MetLife, Inc.	7,500,600
138,700			Oritani Financial Corporation	2,134,593
52,900			PNC Financial Services Group, Inc.	4,710,745
56,500			Protective Life Corporation	3,917,145
104,300			Select Income REIT (REIT)	3,091,452
249,300			Sterling Bancorp	2,991,600
27,800			Travelers Companies, Inc.	2,615,146
93,300			U.S. Bancorp	4,041,756
108,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,265,480
173,500			Wells Fargo & Company	9,119,160
130,500			Westfield Financial, Inc.	973,530
				86,755,745
			Health Care-13.8%
43,600			Abbott Laboratories	1,783,240
106,100			AbbVie, Inc.	5,988,284
25,240		*	Actavis, PLC	5,629,782
54,600			Baxter International, Inc.	3,947,580
45,000			Covidien, PLC	4,058,100
67,400			GlaxoSmithKline, PLC (ADR)	3,604,552
103,900			Johnson & Johnson	10,870,018
22,000			McKesson Corporation	4,096,620
195,211			Merck & Company, Inc.	11,292,956
60,000			Omnicare, Inc.	3,994,200
20,900			Perrigo Company, PLC	3,046,384
394,224			Pfizer, Inc.	11,700,568
75,700		*	Prestige Brands Holdings, Inc.	2,565,473
30,500			Thermo Fisher Scientific, Inc.	3,599,000
81,952			Zoetis, Inc.	2,644,591
				78,821,348
			Industrials-11.1%
38,600			3M Company	5,529,064
52,000			A.O. Smith Corporation	2,578,160
99,637			ADT Corporation	3,481,317
48,000			Altra Industrial Motion Corporation	1,746,720
19,600			Dover Corporation	1,782,620
30,000			Eaton Corporation, PLC	2,315,400
40,000			G&K Services, Inc. - Class "A"	2,082,800
30,000		*	Generac Holdings, Inc.	1,462,200
17,800			General Dynamics Corporation	2,074,590
391,400			General Electric Company	10,285,992
71,900			Honeywell International, Inc.	6,683,105
91,450			ITT Corporation	4,398,745
125,500			Kforce, Inc.	2,717,075
21,372			Pentair, PLC	1,541,349
20,000			Snap-On, Inc.	2,370,400
23,800		*	TAL International Group, Inc.	1,055,768
64,075			Tyco International, Ltd.	2,921,820
31,700			United Parcel Service, Inc. - Class "B"	3,254,322
47,500			United Technologies Corporation	5,483,875
				63,765,322
			Information Technology-10.9%
74,900			Apple, Inc.	6,960,457
21,600			Automatic Data Processing, Inc.	1,712,448
50,000			Avago Technologies, Ltd.	3,603,500
317,100			Cisco Systems, Inc.	7,879,935
284,700			Intel Corporation	8,797,230
81,700			Intersil Corporation - Class "A"	1,221,415
185,000		*	Juniper Networks, Inc.	4,539,900
144,100			Mentor Graphics Corporation	3,108,237
101,800			Methode Electronics, Inc.	3,889,778
90,000			Microchip Technology, Inc.	4,392,900
240,000			Microsoft Corporation	10,008,000
47,800			QUALCOMM, Inc.	3,785,760
39,200			TE Connectivity, Ltd.	2,424,128
				62,323,688
			Materials-4.0%
13,300			Cytec Industries, Inc.	1,402,086
66,900			Dow Chemical Company	3,442,674
50,100			DuPont (E.I.) de Nemours & Company	3,278,544
86,200			Freeport-McMoRan Copper & Gold, Inc.	3,146,300
85,900			International Paper Company	4,335,373
46,700			LyondellBasell Industries NV - Class "A"	4,560,255
30,000			Westlake Chemical Corporation	2,512,800
				22,678,032
			Telecommunication Services-2.7%
165,730			AT&T, Inc.	5,860,213
201,800			Verizon Communications, Inc.	9,874,074
				15,734,287
			Utilities-4.7%
74,500			American Electric Power Company, Inc.	4,154,865
40,000			Dominion Resources, Inc.	2,860,800
35,000			Duke Energy Corporation	2,596,650
40,100		*	NextEra Energy, Inc.	4,109,448
80,900			NiSource, Inc.	3,182,606
69,000			Portland General Electric Company	2,392,230
120,000			PPL Corporation	4,263,600
76,400			Vectren Corporation	3,247,000
				26,807,199
Total Value of Common Stocks (cost $369,403,716)				534,109,080
			PREFERRED STOCKS-.4%
			Financials
50,500			Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)	1,113,020
46,000			Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049 (REIT)	1,168,860
Total Value of Preferred Stocks (cost $2,403,576)				2,281,880
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.6%
			Federal Home Loan Bank:
$18,714	M		0.06%, 7/16/2014	18,713,532
5,000	M		0.04%, 7/30/2014	4,999,839
8,000	M		0.045%, 7/30/2014	7,999,710
Total Value of Short-Term U.S. Government Agency Obligations (cost $31,713,081)				31,713,081
Total Value of Investments (cost $403,520,373)			99.4%	568,104,041
Other Assets, Less Liabilities			.6	3,652,984
Net Assets			100.0%	$571,757,025

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2014, the cost of investments for federal income tax purposes was
$403,733,648. Accumulated net unrealized appreciation on investments was
$164,370,393, consisting of $166,023,299 gross unrealized appreciation and
$1,652,906 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$534,109,080	$-	$-	$534,109,080
Preferred Stocks	2,281,880	-	-	2,281,880
Short-Term U.S Government
Agency Obligations	-	31,713,081	-	31,713,081
Total Investments in Securities*	$536,390,960	$31,713,081	$-	$568,104,041

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.5%
			Consumer Discretionary-14.3%
205,000			Best Buy Company, Inc.	$ 6,357,050
250,000			BorgWarner, Inc.	16,297,500
390,000			CBS Corporation - Class "B"	24,234,600
50,000			Dana Holding Corporation	1,221,000
305,000			Delphi Automotive, PLC	20,965,700
240,000			Extended Stay America, Inc.	5,558,400
500,000			Ford Motor Company	8,620,000
135,000			GNC Holdings, Inc. - Class "A"	4,603,500
150,000			Harman International Industries, Inc.	16,114,500
180,000			Home Depot, Inc.	14,572,800
270,400		*	Jarden Corporation	16,048,240
315,000			L Brands, Inc.	18,477,900
185,000			Lear Corporation	16,524,200
155,500			Macy's, Inc.	9,022,110
100,000			McDonald's Corporation	10,074,000
325,000			Newell Rubbermaid, Inc.	10,071,750
307,900		*	Orient-Express Hotels, Ltd. - Class "A"	4,476,866
90,800			Penske Automotive Group, Inc.	4,494,600
450,000			Pier 1 Imports, Inc.	6,934,500
27,300		*	Steiner Leisure, Ltd.	1,181,817
125,000		*	TRW Automotive Holdings Corporation	11,190,000
117,000			Tupperware Brands Corporation	9,792,900
5,000		*	Vince Holding Corporation	183,100
160,000			Walt Disney Company	13,718,400
140,000			Wyndham Worldwide Corporation	10,600,800
				261,336,233
			Consumer Staples-8.0%
450,000			Altria Group, Inc.	18,873,000
250,000			Avon Products, Inc.	3,652,500
432,600			Coca-Cola Company	18,324,936
285,000			CVS Caremark Corporation	21,480,450
140,000			Herbalife, Ltd.	9,035,600
300,000			Nu Skin Enterprises, Inc. - Class "A"	22,188,000
106,000			PepsiCo, Inc.	9,470,040
275,000			Philip Morris International, Inc.	23,185,250
105,000			Procter & Gamble Company	8,251,950
160,000			Wal-Mart Stores, Inc.	12,011,200
				146,472,926
			Energy-11.0%
138,000			Anadarko Petroleum Corporation	15,106,860
144,800			Chevron Corporation	18,903,640
230,000			ConocoPhillips	19,717,900
245,000			Devon Energy Corporation	19,453,000
145,000			Ensco, PLC - Class "A"	8,057,650
230,000			ExxonMobil Corporation	23,156,400
100,000			Hess Corporation	9,889,000
6,920			Hugoton Royalty Trust	75,982
348,019			Marathon Oil Corporation	13,892,918
142,509			Marathon Petroleum Corporation	11,125,678
160,000			National Oilwell Varco, Inc.	13,176,000
247,500			Noble Corporation, PLC	8,306,100
100,000			Occidental Petroleum Corporation	10,263,000
115,000			Phillips 66	9,249,450
48,300			Schlumberger, Ltd.	5,696,985
350,200			Suncor Energy, Inc.	14,929,026
				200,999,589
			Financials-10.0%
230,000			American Express Company	21,820,100
140,000			Ameriprise Financial, Inc.	16,800,000
109,100			Armada Hoffler Properties, Inc. (REIT)	1,056,088
532,500			Brixmor Property Group, Inc. (REIT)	12,220,875
275,000			Discover Financial Services	17,044,500
100,000			Financial Select Sector SPDR Fund (ETF)	2,274,000
187,500		*	Health Insurance Innovations, Inc. - Class "A"	2,310,000
85,000			Invesco, Ltd.	3,208,750
396,730			JPMorgan Chase & Company	22,859,583
100,000			MetLife, Inc.	5,556,000
100,000			Morgan Stanley	3,233,000
165,000			PNC Financial Services Group, Inc.	14,693,250
50,000			SPDR S&P 500 ETF Trust (ETF)	9,786,000
100,000			SPDR S&P Regional Banking (ETF)	4,032,000
678,000			Sunstone Hotel Investors, Inc. (REIT)	10,122,540
355,000			U.S. Bancorp	15,378,600
385,100			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	8,040,888
237,050			Wells Fargo & Company	12,459,348
				182,895,522
			Health Care-16.6%
400,000			Abbott Laboratories	16,360,000
230,000			AbbVie, Inc.	12,981,200
151,344		*	Actavis, PLC	33,757,279
175,000			Baxter International, Inc.	12,652,500
75,000			Covidien, PLC	6,763,500
200,000		*	Express Scripts Holding Company	13,866,000
500,000		*	Gilead Sciences, Inc.	41,455,000
270,625			Johnson & Johnson	28,312,787
9,375		*	Mallinckrodt, PLC	750,187
70,900			McKesson Corporation	13,202,289
325,000			Merck & Company, Inc.	18,801,250
250,000		*	Mylan, Inc.	12,890,000
185,000			Omnicare, Inc.	12,315,450
829,301			Pfizer, Inc.	24,613,654
110,700		*	Phibro Animal Health Corporation - Class "A"	2,429,865
135,000		*	Salix Pharmaceuticals, Ltd.	16,652,250
260,000			Thermo Fisher Scientific, Inc.	30,680,000
103,905			Zoetis, Inc.	3,353,014
				301,836,225
			Industrials-12.8%
175,000			3M Company	25,067,000
300,000			ADT Corporation	10,482,000
250,000			Altra Industrial Motion Corporation	9,097,500
90,000		*	Armstrong World Industries, Inc.	5,168,700
77,000			Caterpillar, Inc.	8,367,590
80,000			Chicago Bridge & Iron Company NV - NY Shares	5,456,000
140,000			Dover Corporation	12,733,000
230,000		*	Generac Holdings, Inc.	11,210,200
385,000			General Electric Company	10,117,800
75,000		*	Greenbrier Companies, Inc.	4,320,000
209,700			Honeywell International, Inc.	19,491,615
215,000			ITT Corporation	10,341,500
20,000			Lockheed Martin Corporation	3,214,600
40,000		*	NOW, Inc.	1,448,400
125,000			Pentair, PLC	9,015,000
145,000			Ryder System, Inc.	12,773,050
100,000			Snap-On, Inc.	11,852,000
200,000		*	TAL International Group, Inc.	8,872,000
110,000			Textainer Group Holdings, Ltd.	4,248,200
335,000			Textron, Inc.	12,827,150
275,000			Tyco International, Ltd.	12,540,000
60,000		*	United Rentals, Inc.	6,283,800
154,700			United Technologies Corporation	17,860,115
				232,787,220
			Information Technology-19.7%
350,000			Apple, Inc.	32,525,500
382,900		*	ARRIS Group, Inc.	12,455,737
235,000			Avago Technologies, Ltd.	16,936,450
200,000		*	Blackhawk Network Holdings, Inc.	5,644,000
400,000			CDW Corporation	12,752,000
875,000			Cisco Systems, Inc.	21,743,750
100,000		*	eBay, Inc.	5,006,000
800,000			EMC Corporation	21,072,000
475,000			Hewlett-Packard Company	15,998,000
583,775			Intel Corporation	18,038,647
151,425			International Business Machines Corporation	27,448,810
275,000			Intersil Corporation - Class "A"	4,111,250
600,000		*	Juniper Networks, Inc.	14,724,000
625,000			Mentor Graphics Corporation	13,481,250
345,800			Methode Electronics, Inc.	13,213,018
726,345			Microsoft Corporation	30,288,587
180,000		*	NXP Semiconductors NV	11,912,400
350,000			Oracle Corporation	14,185,500
150,000		*	PTC, Inc.	5,820,000
290,000			QUALCOMM, Inc.	22,968,000
455,200			Symantec Corporation	10,424,080
54,500		*	Synaptics, Inc.	4,939,880
100,000		*	Take-Two Interactive Software, Inc.	2,224,000
225,000			TE Connectivity, Ltd.	13,914,000
210,000		*	Yahoo!, Inc.	7,377,300
				359,204,159
			Materials-4.7%
130,000			Celanese Corporation - Series "A"	8,356,400
110,000			Cytec Industries, Inc.	11,596,200
425,000			Freeport-McMoRan Copper & Gold, Inc.	15,512,500
245,000			International Paper Company	12,365,150
235,000			LyondellBasell Industries NV - Class "A"	22,947,750
40,000			Praxair, Inc.	5,313,600
40,000			Rock-Tenn Company - Class "A"	4,223,600
135,000			RPM International, Inc.	6,234,300
				86,549,500
			Telecommunication Services-2.1%
475,000			AT&T, Inc.	16,796,000
425,000			Verizon Communications, Inc.	20,795,250
				37,591,250
			Utilities-.3%
151,100			NiSource, Inc.	5,944,274
Total Value of Common Stocks (cost $1,067,086,340)				1,815,616,898
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.4%
$2,000	M		Fannie Mae, 0.06%, 7/28/2014	1,999,910
			Federal Home Loan Bank:
4,000	M		0.04%, 7/30/2014	3,999,871
2,000	M		0.05%, 8/1/2014	1,999,914
Total Value of Short-Term U.S. Government Agency Obligations (cost $7,999,695)				7,999,695
Total Value of Investments (cost $1,075,086,035)			99.9%	1,823,616,593
Other Assets, Less Liabilities			.1	835,260
Net Assets			100.0%	$1,824,451,853

* Non-income producing

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2014, the cost of investments for federal income tax purposes was $1,080,198,299. Accumulated net unrealized appreciation on investments was $743,418,294, consisting of $749,788,760 gross unrealized appreciation and $6,370,466 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,815,616,898	$-	$-	$1,815,616,898
Short-Term U.S Government
Agency Obligations	-	7,999,695	-	7,999,695
Total Investments in Securities*	$1,815,616,898	$7,999,695	$-	$1,823,616,593

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2014

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-97.9%
			United States-56.1%
121,500			Activision Blizzard, Inc.			$ 2,709,450
51,200			Aetna, Inc.			4,151,296
47,940		*	Alkermes, PLC			2,412,820
11,000			Alliance Data Systems Corporation			3,093,750
8,600			Amazon.com, Inc.			2,793,108
128,680			American International Group, Inc.			7,023,354
30,325			Ameriprise Financial, Inc.			3,639,000
74,600			AMETEK, Inc.			3,900,088
40,815			Amgen, Inc.			4,831,272
64,490			Anadarko Petroleum Corporation			7,059,720
130,806			Applied Materials, Inc.			2,949,675
91,847			Arena Pharmaceuticals, Inc.			538,223
9,000			Artisan Partners Asset Management, Inc. - Class "A"			510,120
20,455			BlackRock, Inc.			6,537,418
172,220			Bristol-Myers Squibb Company			8,354,392
29,880			Celgene Corporation			2,566,094
105,055			Citigroup, Inc.			4,948,090
22,200		*	Concho Resources, Inc.			3,207,900
24,900			Delphi Automotive, PLC			1,711,626
79,180			Eli Lilly & Company			4,922,621
70,600			Equifax, Inc.			5,121,324
28,300			Estee Lauder Companies, Inc. - Class "A"			2,101,558
75,400			Ford Motor Company			1,299,896
55,200			Gap, Inc.			2,294,664
6,850		*	Google, Inc. - Class "A"			4,004,990
11,366		*	Google, Inc. - Class "C"			6,538,632
53,200			Halliburton Company			3,777,732
72,700			HCA, Inc.			4,098,826
61,300		*	Hilton Worldwide Holdings Inc.			1,428,290
58,900			International Paper Company			2,972,683
54,800			L Brands, Inc.			3,214,568
52,300			Lincoln National Corporation			2,690,312
36,680			MasterCard, Inc.			2,694,880
18,735			McKesson Corporation			3,488,644
96,690			Merck & Company, Inc.			5,593,517
182,100			Mondelez International, Inc. - Class "A"			6,848,781
66,730			Monster Beverage Corporation			4,739,832
81,669			Nielsen Holdings NV			3,953,596
66,790			NPS Pharmaceuticals, Inc.			2,207,410
43,220			Parker Hannifin Corporation			5,434,051
27,570			Pioneer Natural Resources Company			6,335,862
68,675			PNC Financial Services Group, Inc.			6,115,509
3,704			Priceline.com, Inc.			4,455,912
78,900			QUALCOMM, Inc.			6,248,880
45,400			Range Resources Corporation			3,947,530
13,700			Regeneron Pharmaceuticals, Inc.			3,869,839
59,540			Robert Half International, Inc.			2,842,440
70,390		*	Salesforce.com, Inc.			4,088,251
13,400		*	Salix Pharmaceuticals, Ltd.			1,652,890
29,200			Solera Holdings, Inc.			1,960,780
35,845		*	Teledyne Technologies, Inc.			3,483,059
47,890		*	TRW Automotive Holdings Corporation			4,287,113
91,000			United Continental Holdings, Inc.			3,737,370
32,910			VF Corporation			2,073,330
8,900			Virtus Investment Partners, Inc.			1,884,575
85,400			Vulcan Materials Company			5,444,250
20,480			W.W. Grainger, Inc.			5,207,450
37,700			WABCO Holdings, Inc.			4,027,114
23,660			Wabtec Corporation			1,954,079
149,000			WisdomTree Investments, Inc.			1,841,640
158,724			Zoetis, Inc.			5,122,023
						232,944,099
			Japan-13.8%
27,770			Aeon Mall Company, Ltd.			731,633
112,200			Asahi Group Holdings, Ltd.			3,521,998
108,730			Bridgestone Corporation			3,804,826
117,000			Daiwa House Industry Company, Ltd.			2,425,349
626,000			Isuzu Motors, Ltd.			4,140,171
53,000			Japan Exchange Group, Inc.			1,305,316
62,810			KDDI Corporation			3,831,035
175,090			Mitsubishi Electric Corporation			2,160,431
824,790			Mitsubishi UFJ Financial Group, Inc.			5,055,966
104,240			Mitsui Fudosan Company, Ltd.			3,514,968
61,100			Nomura Research Institute, Ltd.			1,923,982
80,400			Olympus Corporation			2,769,814
324,500			ORIX Corporation			5,378,170
219,500			Rakuten, Inc.			2,836,242
45,100			Rohm Company, Ltd.			2,586,555
104,830			Seven & I Holdings Company, Ltd.			4,416,509
232,920			T&D Holdings, Inc.			3,165,992
33,400			Takeda Pharmaceutical Company, Ltd.			1,549,248
478,250			Toshiba Corporation			2,232,982
						57,351,187
			France-6.7%
57,983			Air Liquide SA			7,827,629
24,086			BNP Paribas SA			1,633,863
29,271			Cap Gemini SA			2,087,980
215,406			Orange SA			3,398,990
176,023			Rexel SA			4,116,313
72,858			Schneider Electric SA			6,858,057
32,644			Societe Generale			1,709,790
						27,632,622
			United Kingdom-5.7%
147,855			AstraZeneca, PLC			10,973,149
165,072			BG Group, PLC			3,485,747
189,727			Diageo, PLC			6,053,357
72,010		*	Markit, Ltd.			1,942,830
18,754,640		*	Rolls-Royce Holdings, PLC - "C" Shares		(a)	32,067
139,516		*	Royal Mail, PLC			1,190,365
						23,677,515
			Italy-2.8%
324,224			Assicurazioni Generali SpA			7,107,021
80,678			Banca Generali SpA			2,220,252
344,600		*	FinecoBank Banca Fineco SpA			1,745,694
122,219			Intesa Sanpaolo			377,510
						11,450,477
			Belgium-2.6%
86,682			Anheuser-Busch InBev NV			9,957,310
20,594			Umicore SA			956,700
						10,914,010
			Netherlands-2.5%
402,771		*	ING Groep NV - CVA			5,657,918
68,211			NXP Semiconductors NV			4,514,204
						10,172,122
			Canada-2.1%
256,240		*	Air Canada Class "A"			2,287,793
91,700			Cameco Corporation			1,798,237
84,290			Tim Hortons, Inc.			4,620,657
						8,706,687
			Switzerland-.9%
94,542			Julius Baer Group, Ltd.			3,897,672
			China-.8%
22,048		*	58.Com, Inc. (ADR)			1,191,915
11,600		*	Baidu.com, Inc. (ADR)			2,166,996
						3,358,911
			Sweden-.7%
59,998			Assa Abloy AB - Class "B"			3,051,347
			South Korea-.7%
63,435			SK Hynix, Inc.			3,043,852
			Greece-.6%
2,492,529		*	Alpha Bank AE			2,320,600
			Ireland-.5%
88,189			CRH, PLC			2,263,344
			Germany-.5%
11,720			Brenntag AG			2,094,061
			India-.5%
95,081			Reliance Industries, Ltd.			1,605,208
6,960			United Spirits, Ltd.			277,272
						1,882,480
			Hong Kong-.3%
374,490			MGM China Holdings, Ltd.			1,299,784
			Norway-.1%
44,990		*	Tanker Investments, Ltd.			502,227
Total Value of Common Stocks (cost $364,545,626)						406,562,997
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.3%
			United States
			Federal Home Loan Bank:
$ 3,000	M		0.03%, 7/11/2014			2,999,975
4,500	M		0.065%, 7/23/2014			4,499,821
2,000	M		0.05%, 8/1/2014			1,999,914
Total Value of Short-Term U.S. Government Agency Obligations (cost $9,499,710)						9,499,710
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.2%
			United States
1,000	M		U.S. Treasury Bills, 0.02%, 8/21/2014 (cost $999,972)			999,972
Total Value of Investments (cost $375,045,308)				100.4%		417,062,679
Excess of Liabilities Over Other Assets				(.4)		(1,874,547)
Net Assets				100.0%		$415,188,132

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2014, the Fund held one security that was fair valued by the Valuation Committee with a value of $32,067 representing 0% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2014, the cost of investments for federal income tax purposes was
$374,768,744. Accumulated net unrealized appreciation on investments was
$42,293,935, consisting of $45,642,259 gross unrealized appreciation and
$3,348,324 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$232,944,099	$-	$-	$232,944,099
Japan	57,351,187	-	-	57,351,187
France	27,632,622	-	-	27,632,622
United Kingdom	23,645,448	32,067	-	23,677,515
Italy	11,450,477	-	-	11,450,477
Belgium	10,914,010	-	-	10,914,010
Netherlands	10,172,122	-	-	10,172,122
Canada	8,706,687	-	-	8,706,687
Switzerland	3,897,672	-	-	3,897,672
China	3,358,911	-	-	3,358,911
Sweden	3,051,347	-	-	3,051,347
South Korea	3,043,852	-	-	3,043,852
Greece	2,320,600	-	-	2,320,600
Ireland	2,263,344	-	-	2,263,344
Germany	2,094,061	-	-	2,094,061
India	1,882,480	-	-	1,882,480
Hong Kong	1,299,784	-	-	1,299,784
Norway	502,227	-	-	502,227
Short-Term U.S. Government
Agency Obligations	-	9,499,710	-	9,499,710
Short-Term U.S. Government
Obligations	-	999,972	-	999,972
Total Investments in Securities	$406,530,930	$10,531,749	$-	$417,062,679

During the period ended June 30, 2014, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.0%
			Consumer Discretionary-19.4%
150,300			BorgWarner, Inc.	$ 9,798,057
302,700			Gentex Corporation	8,805,543
136,200			Home Depot, Inc.	11,026,752
11,000		*	Priceline.com, Inc.	13,233,000
129,500			Starbucks Corporation	10,020,710
218,300			TJX Companies, Inc.	11,602,645
121,100			Wyndham Worldwide Corporation	9,169,692
				73,656,399
			Consumer Staples-7.8%
189,400			Coca-Cola Enterprises, Inc.	9,049,532
71,000			Kimberly-Clark Corporation	7,896,620
257,200			Kroger Company	12,713,396
				29,659,548
			Energy-7.0%
43,800			Chevron Corporation	5,718,090
47,200			ExxonMobil Corporation	4,752,096
71,900			Helmerich & Payne, Inc.	8,348,309
149,600			Valero Energy Corporation	7,494,960
				26,313,455
			Financials-8.7%
151,300			American Express Company	14,353,831
127,400			Discover Financial Services	7,896,252
54,800			Travelers Companies, Inc.	5,155,036
128,200			U.S. Bancorp	5,553,624
				32,958,743
			Health Care-15.2%
67,000		*	Actavis, PLC	14,944,350
151,200		*	Align Technology, Inc.	8,473,248
45,700			C.R. Bard, Inc.	6,535,557
104,000		*	Gilead Sciences, Inc.	8,622,640
56,900			Johnson & Johnson	5,952,878
69,800			McKesson Corporation	12,997,458
				57,526,131
			Industrials-17.6%
106,800			Alaska Air Group, Inc.	10,151,340
200,500			AMETEK, Inc.	10,482,140
89,000			Boeing Company	11,323,470
93,300			Rockwell Automation, Inc.	11,677,428
96,600			Union Pacific Corporation	9,635,850
162,100			Wabtec Corporation	13,387,839
				66,658,067
			Information Technology-23.3%
54,100		*	Alliance Data Systems Corporation	15,215,625
144,800			Amdocs, Ltd.	6,708,584
86,200		*	ANSYS, Inc.	6,535,684
194,600			Apple, Inc.	18,084,178
365,400			Cisco Systems, Inc.	9,080,190
95,400			DST Systems, Inc.	8,793,018
106,600		*	Facebook, Inc. - Class "A"	7,173,114
239,400			Hewlett-Packard Company	8,062,992
84,600			SanDisk Corporation	8,834,778
				88,488,163
Total Value of Common Stocks (cost $252,600,400)				375,260,506
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.5%
$ 2,000	M		U.S. Treasury Bills, 0.02%, 8/21/2014 (cost $1,999,943)	1,999,943
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.4%
1,500	M		Federal Home Loan Bank, 0.065%, 7/25/2014 (cost $1,499,935)	1,499,935
Total Value of Investments (cost $256,100,278)			99.9%	378,760,384
Other Assets, Less Liabilities			.1	512,461
Net Assets			100.0%	$379,272,845

*	Non-income producing

At June 30, 2014, the cost of investments for federal income tax purposes was
$256,100,278. Accumulated net unrealized appreciation on investments was
$122,660,106, consisting of $122,927,128 gross unrealized appreciation and
$267,022 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$375,260,506	$-	$-	$375,260,506
Short-Term U.S Government
Obligations	-	1,999,943	-	1,999,943
Short-Term U.S Government
Agency Obligations	-	1,499,935	-	1,499,935
Total Investments in Securities*	$375,260,506	$3,499,878	$-	$378,760,384

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.3%
			Consumer Discretionary-18.8%
150,000			BorgWarner, Inc.		$ 9,778,500
6,000		*	Container Store Group, Inc.		166,680
240,000			CST Brands, Inc.		8,280,000
50,000			Dana Holding Corporation		1,221,000
235,000			Delphi Automotive, PLC		16,153,900
300,000			Extended Stay America, Inc.		6,948,000
60,200			GNC Holdings, Inc. - Class "A"		2,052,820
100,000			Harman International Industries, Inc.		10,743,000
170,400		*	Jarden Corporation		10,113,240
165,000			L Brands, Inc.		9,678,900
105,000			Lear Corporation		9,378,600
185,000			Newell Rubbermaid, Inc.		5,733,150
50,000			Nordstrom, Inc.		3,396,500
436,000		*	Orient-Express Hotels, Ltd. - Class "A"		6,339,440
130,700			Penske Automotive Group, Inc.		6,469,650
5,600		*	Performance Sports Group, Ltd.		96,040
335,000			Pier 1 Imports, Inc.		5,162,350
25,000			Ralph Lauren Corporation		4,017,250
373,800			Ruth's Hospitality Group, Inc.		4,616,430
203,500		*	ServiceMaster Global Holdings, Inc.		3,709,805
145,000		*	TRW Automotive Holdings Corporation		12,980,400
100,000			Tupperware Brands Corporation		8,370,000
4,000		*	Vince Holding Corporation		146,480
260,000		*	William Lyon Homes - Class "A"		7,914,400
300,000		*	Winnebago Industries, Inc.		7,554,000
63,200			Wyndham Worldwide Corporation		4,785,504
					165,806,039
			Consumer Staples-3.2%
150,000			Avon Products, Inc.		2,191,500
89,000		*	Elizabeth Arden, Inc.		1,906,380
80,000			Herbalife, Ltd.		5,163,200
20,000			McCormick & Company, Inc.		1,431,800
210,000			Nu Skin Enterprises, Inc. - Class "A"		15,531,600
71,489			Tootsie Roll Industries, Inc.		2,104,636
					28,329,116
			Energy-8.2%
30,000		*	Dril-Quip, Inc.		3,277,200
82,500			Ensco, PLC - Class "A"		4,584,525
80,000			EOG Resources, Inc.		9,348,800
90,000			EQT Corporation		9,621,000
325,000		*	Helix Energy Solutions Group, Inc.		8,550,750
85,000			Hess Corporation		8,405,650
139,700			National Oilwell Varco, Inc.		11,504,295
120,000			Noble Corporation, PLC		4,027,200
1,000		*	Parsley Energy, Inc. - Class "A"		24,070
232,000		*	RSP Permian, Inc.		7,526,080
225,000			Talisman Energy, Inc.		2,385,000
125,000		*	Weatherford International, PLC		2,875,000
					72,129,570
			Financials-11.4%
60,000			Ameriprise Financial, Inc.		7,200,000
220,000			Berkshire Hills Bancorp, Inc.		5,108,400
308,600			Brixmor Property Group, Inc. (REIT)		7,082,370
105,000			City National Corporation		7,954,800
206,100			Discover Financial Services		12,774,078
150,000			Douglas Emmett, Inc. (REIT)		4,233,000
45,000			Federal Realty Investment Trust (REIT)		5,441,400
90,000			Financial Select Sector SPDR Fund (ETF)		2,046,600
171,000		*	Health Insurance Innovations, Inc. - Class "A"		2,106,720
15,000			Invesco, Ltd.		566,250
120,000			NASDAQ OMX Group, Inc.		4,634,400
100,000			Oritani Financial Corporation		1,539,000
252,200			Protective Life Corporation		17,485,026
150,000		*	Realogy Holdings Corporation		5,656,500
92,000			SPDR S&P Regional Banking (ETF)		3,709,440
210,600			Sterling Bancorp		2,527,200
175,000			Waddell & Reed Financial, Inc. - Class "A"		10,953,250
					101,018,434
			Health Care-16.5%
140,000		*	Actavis, PLC		31,227,000
114,000		*	Centene Corporation		8,619,540
75,000			DENTSPLY International, Inc.		3,551,250
175,000		*	Gilead Sciences, Inc.		14,509,250
170,000		*	Lannett Company, Inc.		8,435,400
80,000			McKesson Corporation		14,896,800
135,000			Omnicare, Inc.		8,986,950
55,000			Perrigo Company, PLC		8,016,800
139,700		*	Phibro Animal Health Corporation - Class "A"		3,066,415
424,600		*	Prestige Brands Holdings, Inc.		14,389,694
125,000		*	Salix Pharmaceuticals, Ltd.		15,418,750
2,700		*	Surgical Care Affilates, Inc.		78,516
125,000			Thermo Fisher Scientific, Inc.		14,750,000
					145,946,365
			Industrials-16.2%
160,000			A.O. Smith Corporation		7,932,800
219,100			ADT Corporation		7,655,354
180,000			Altra Industrial Motion Corporation		6,550,200
65,000		*	Armstrong World Industries, Inc.		3,732,950
100,000			Chicago Bridge & Iron Company NV - NY Shares		6,820,000
85,000			Dover Corporation		7,730,750
120,000			G&K Services, Inc. - Class "A"		6,248,400
170,000		*	Generac Holdings, Inc.		8,285,800
110,000		*	Greenbrier Companies, Inc.		6,336,000
60,000			IDEX Corporation		4,844,400
210,000			ITT Corporation		10,101,000
82,500			J.B. Hunt Transport Services, Inc.		6,086,850
34,925		*	NOW, Inc.		1,264,634
62,500			Pentair, PLC		4,507,500
40,000			Roper Industries, Inc.		5,840,400
130,000			Ryder System, Inc.		11,451,700
85,500			Snap-On, Inc.		10,133,460
100,000		*	TAL International Group, Inc.		4,436,000
60,000			Textainer Group Holdings, Ltd.		2,317,200
129,700			Textron, Inc.		4,966,213
150,000		*	United Rentals, Inc.		15,709,500
					142,951,111
			Information Technology-14.8%
282,900		*	ARRIS Group, Inc.		9,202,737
160,000			Avago Technologies, Ltd.		11,531,200
250,000		*	Blackhawk Network Holdings, Inc.		7,055,000
300,000			CDW Corporation		9,564,000
295,000		*	Finisar Corporation		5,826,250
90,000		*	Fiserv, Inc.		5,428,800
240,000			Intersil Corporation - Class "A"		3,588,000
430,000		*	Juniper Networks, Inc.		10,552,200
49,500		*	King Digital Entertainment, PLC		1,017,225
400,000			Mentor Graphics Corporation		8,628,000
294,600			Methode Electronics, Inc.		11,256,666
150,000			Microchip Technology, Inc.		7,321,500
600,000		*	ON Semiconductor Corporation		5,484,000
325,000			Symantec Corporation		7,442,500
32,300		*	Synaptics, Inc.		2,927,672
800		*	SYNNEX Corporation		58,280
150,000		*	Take-Two Interactive Software, Inc.		3,336,000
160,000			TE Connectivity, Ltd.		9,894,400
275,000			Technology Select Sector SPDR Fund (ETF)		10,546,250
					130,660,680
			Materials-5.0%
60,000			Cytec Industries, Inc.		6,325,200
267,322			Freeport-McMoRan Copper & Gold, Inc.		9,757,253
142,500			International Paper Company		7,191,975
40,000			Praxair, Inc.		5,313,600
30,000			Rock-Tenn Company - Class "A"		3,167,700
55,000			Sigma-Aldrich Corporation		5,581,400
40,200		*	Trinseo SA		836,160
70,000			Westlake Chemical Corporation		5,863,200
					44,036,488
			Telecommunication Services-.5%
332,000			NTELOS Holdings Corporation		4,136,720
			Utilities-3.7%
111,000			AGL Resources, Inc.		6,108,330
120,800			NiSource, Inc.		4,752,272
144,800			Portland General Electric Company		5,020,216
135,000			SCANA Corporation		7,264,350
200,000			Wisconsin Energy Corporation		9,384,000
					32,529,168
Total Value of Common Stocks (cost $517,286,090)					867,543,691
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.3%
$ 2,000	M		Fannie Mae, 0.06%, 7/28/2014		1,999,910
			Federal Home Loan Bank:
5,000	M		0.03%, 7/11/2014		4,999,958
4,000	M		0.05%, 8/1/2014		3,999,828
Total Value of Short-Term U.S. Government Agency Obligations (cost $10,999,696)					10,999,696
Total Value of Investments (cost $528,285,786)				99.6%	878,543,387
Other Assets, Less Liabilities				.4	3,666,737
Net Assets				100.0%	$882,210,124

*	Non-income producing

Summary of Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

At June 30, 2014, the cost of investments for federal income tax purposes was $528,410,174. Accumulated net unrealized appreciation on investments was $350,133,213, consisting of $358,323,451 gross unrealized appreciation and $8,190,238 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$867,543,691	$-	$-	$867,543,691
Short-Term U.S Government
Agency Obligations	-	10,999,696	-	10,999,696
Total Investments in Securities*	$867,543,691	$10,999,696	$-	$878,543,387

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2014

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.2%
			Consumer Discretionary-17.6%
63,500			Best Buy Company, Inc.	$ 1,969,135
2,700		*	Container Store Group, Inc.	75,006
214,750			CST Brands, Inc.	7,408,875
25,300			Dana Holding Corporation	617,826
27,700		*	Deckers Outdoor Corporation	2,391,341
192,800			Extended Stay America, Inc.	4,465,248
258,125		*	Fox Factory Holding Corporation	4,540,419
35,525			Hanesbrands, Inc.	3,497,081
40,000			Harman International Industries, Inc.	4,297,200
99,725		*	Jarden Corporation	5,918,679
126,775		*	Live Nation Entertainment, Inc.	3,130,075
254,800		*	Orient-Express Hotels, Ltd. - Class "A"	3,704,792
89,200			Penske Automotive Group, Inc.	4,415,400
3,000		*	Performance Sports Group, Ltd.	51,450
254,400			Pier 1 Imports, Inc.	3,920,304
204,325			Regal Entertainment Group - Class "A"	4,311,258
271,000			Ruth's Hospitality Group, Inc.	3,346,850
170,200		*	ServiceMaster Global Holdings, Inc.	3,102,746
97,175		*	Starz - Class "A"	2,894,843
66,025			Tupperware Brands Corporation	5,526,293
2,200		*	Vince Holding Corporation	80,564
76,200		*	Visteon Corporation	7,392,162
154,350		*	William Lyon Homes - Class "A"	4,698,414
178,500		*	Winnebago Industries, Inc.	4,494,630
				86,250,591
			Consumer Staples-1.8%
80,600		*	Elizabeth Arden, Inc.	1,726,452
51,900			Herbalife, Ltd.	3,349,626
52,400			Nu Skin Enterprises, Inc. - Class "A"	3,875,504
				8,951,582
			Energy-9.5%
33,900		*	Dril-Quip, Inc.	3,703,236
182,750		*	Helix Energy Solutions Group, Inc.	4,808,152
98,000		*	Kodiak Oil & Gas Corporation	1,425,900
255,866		*	Matrix Service Company	8,389,846
130,500		*	RSP Permian, Inc.	4,233,420
195,075		*	Stone Energy Corporation	9,127,559
198,875			Western Refining, Inc.	7,467,756
89,300		*	Whiting Petroleum Corporation	7,166,325
				46,322,194
			Financials-18.1%
138,175			American Financial Group, Inc.	8,229,703
13,400			Armada Hoffler Properties, Inc. (REIT)	129,712
85,000			Aspen Insurance Holdings, Ltd.	3,860,700
164,425			Berkshire Hills Bancorp, Inc.	3,817,948
194,875			Brixmor Property Group, Inc. (REIT)	4,472,381
101,300			Brown & Brown, Inc.	3,110,923
61,100			City National Corporation	4,628,936
153,700			Douglas Emmett, Inc. (REIT)	4,337,414
40,525			Federal Realty Investment Trust (REIT)	4,900,283
59,824			Fidelity National Financial, Inc.	1,959,834
105,000			Financial Select Sector SPDR Fund (ETF)	2,387,700
177,575			Montpelier Re Holdings, Ltd.	5,673,521
154,525			OceanFirst Financial Corporation	2,558,934
179,650			Oritani Financial Corporation	2,764,814
50,400			Prosperity Bancshares, Inc.	3,155,040
145,975			Protective Life Corporation	10,120,447
100,625			SPDR S&P Regional Banking (ETF)	4,057,200
397,150			Sterling Bancorp	4,765,800
278,325		*	Strategic Hotels & Resorts, Inc.	3,259,186
184,300			Sunstone Hotel Investors, Inc. (REIT)	2,751,599
233,675			TCF Financial Corporation	3,825,260
56,150			Waddell & Reed Financial, Inc. - Class "A"	3,514,429
				88,281,764
			Health Care-8.8%
107,700		*	ANI Pharmaceuticals, Inc.	3,709,188
121,150		*	Centene Corporation	9,160,151
133,650		*	Exactech, Inc.	3,371,989
78,575			Health Care Select Sector SPDR Fund (ETF)	4,779,717
106,200		*	Lannett Company, Inc.	5,269,644
101,150			Omnicare, Inc.	6,733,555
85,400			PerkinElmer, Inc.	4,000,136
83,500		*	Phibro Animal Health Corporation - Class "A"	1,832,825
33,000		*	Salix Pharmaceuticals, Ltd.	4,070,550
1,600		*	Surgical Care Affilates, Inc.	46,528
				42,974,283
			Industrials-16.5%
98,200			A.O. Smith Corporation	4,868,756
77,000			Altra Industrial Motion Corporation	2,802,030
44,600			Applied Industrial Technologies, Inc.	2,262,558
93,825			G&K Services, Inc. - Class "A"	4,885,468
101,500		*	Generac Holdings, Inc.	4,947,110
27,100		*	Greenbrier Companies, Inc.	1,560,960
140,225			Industrial Select Sector SPDR Fund (ETF)	7,580,564
137,675			ITT Corporation	6,622,168
273,850			Kforce, Inc.	5,928,852
95,250		*	Korn/Ferry International	2,797,492
323,200		*	NCI Building Systems, Inc.	6,279,776
44,200		*	Patrick Industries, Inc.	2,059,278
10,450			Precision Castparts Corporation	2,637,580
122,075			Ryder System, Inc.	10,753,587
46,150			Snap-On, Inc.	5,469,698
87,175		*	United Rentals, Inc.	9,129,838
				80,585,715
			Information Technology-17.8%
157,225		*	Advanced Energy Industries, Inc.	3,026,581
116,300		*	ARRIS Group, Inc.	3,783,239
168,900			Avnet, Inc.	7,483,959
169,200		*	Blackhawk Network Holdings, Inc.	4,774,824
244,300			CDW Corporation	7,788,284
198,675		*	CommScope Holding Company, Inc.	4,595,353
259,600		*	Entegris, Inc.	3,568,202
179,600		*	Finisar Corporation	3,547,100
27,625			IAC/InterActiveCorp	1,912,479
405,400			Intersil Corporation - Class "A"	6,060,730
34,500		*	King Digital Entertainment, PLC	708,975
234,375			Mentor Graphics Corporation	5,055,469
218,900			Methode Electronics, Inc.	8,364,169
47,725			Microchip Technology, Inc.	2,329,457
121,650		*	Microsemi Corporation	3,255,354
454,825		*	ON Semiconductor Corporation	4,157,101
161,800		*	Orbotech, Ltd.	2,456,124
54,000		*	OSI Systems, Inc.	3,604,500
500		*	SYNNEX Corporation	36,425
131,000		*	Take-Two Interactive Software, Inc.	2,913,440
293,850		*	TriQuint Semiconductor, Inc.	4,645,769
61,100		*	Verint Systems, Inc.	2,996,955
				87,064,489
			Materials-4.1%
108,525			AptarGroup, Inc.	7,272,260
50,550			Sensient Technologies Corporation	2,816,646
7,600		*	Trinseo SA	158,080
120,000			Westlake Chemical Corporation	10,051,200
				20,298,186
			Telecommunication Services-.5%
207,075			NTELOS Holdings Corporation	2,580,154
			Utilities-3.5%
91,275			AGL Resources, Inc.	5,022,863
92,275			Portland General Electric Company	3,199,174
75,350			SCANA Corporation	4,054,584
100,125			Wisconsin Energy Corporation	4,697,865
				16,974,486
Total Value of Common Stocks (cost $370,964,352)				480,283,444
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.6%
			Federal Home Loan Bank:
$ 3,000	M		0.03%, 7/11/2014	2,999,975
4,804	M		0.055%, 7/14/2014	4,803,904
Total Value of Short-Term U.S. Government Agency Obligations (cost $7,803,879)				7,803,879
Total Value of Investments (cost $378,768,231)			99.8%	488,087,323
Other Assets, Less Liabilities			.2	845,538
Net Assets			100.0%	$488,932,861

*	Non-income producing

Summary of Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

At June 30, 2014, the cost of investments for federal income tax purposes was $379,096,649. Accumulated net unrealized appreciation on investments was $108,990,674, consisting of $116,797,636 gross unrealized appreciation and $7,806,962 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$480,283,444	$-	$-	$480,283,444
Short-Term U.S Government
Agency Obligations	-	7,803,879	-	7,803,879
Total Investments in Securities*	$480,283,444	$7,803,879	$-	$488,087,323

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2014

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-95.3%
			United Kingdom-19.3%
233,420			British American Tobacco, PLC		$ 13,881,077
193,469			Diageo, PLC		6,172,748
227,037			Domino's Pizza Group, PLC		2,034,152
213,079			Fresnillo, PLC		3,176,967
137,599		*	Persimmon, PLC		2,995,016
81,874			Reckitt Benckiser Group, PLC		7,139,564
217,233		*	Rolls-Royce Holdings, PLC		3,970,626
29,109,222		*	Rolls-Royce Holdings, PLC - "C" Shares	(a)	49,772
126,906			SABMiller, PLC		7,351,586
					46,771,508
			Switzerland-14.9%
22,233			Compagnie Financiere Richemont SA		2,332,860
43,902			DKSH Holding, Ltd.		3,339,186
703			Lindt & Spruengli AG		3,578,419
130,889			Nestle SA - Registered		10,139,912
29,452			Roche Holding AG - Genusscheine		8,784,454
2,347			SGS SA - Registered		5,624,013
130,265		*	UBS AG - Registered		2,389,954
					36,188,798
			India-10.7%
599,889			HDFC Bank, Ltd.		8,194,178
369			HDFC Bank, Ltd. (ADR)		17,277
139,621			Hindustan Unilever, Ltd.		1,440,085
639,728			Housing Development Finance Corporation		10,557,187
1,061,058			ITC, Ltd.		5,734,424
					25,943,151
			France-7.8%
3,776			Air Liquide SA		509,753
176,999			Bureau Veritas SA		4,912,196
35,538			Essilor International SA		3,768,474
6,619			Hermes International		2,442,318
27,724			Legrand SA		1,696,168
18,832			L'Oreal SA		3,244,896
19,463			Pernod Ricard SA		2,337,010
					18,910,815
			Canada-7.4%
83,420			Alimentation Couche-Tard - Class "B"		2,293,139
73,632			Bank of Nova Scotia		4,911,565
105,322			Enbridge, Inc.		5,005,304
103,366			Goldcorp, Inc.		2,889,959
45,778			Shaw Communications, Inc. - Class "B"		1,176,737
63,465			Silver Wheaton Corporation		1,670,712
					17,947,416
			Netherlands-6.9%
37,455			Core Laboratories NV		6,257,232
237,346			Unilever NV - CVA		10,384,172
					16,641,404
			United States-6.8%
135,445			Philip Morris International, Inc.		11,419,368
4,083		*	Priceline.com, Inc.		4,911,849
					16,331,217
			Hong Kong-4.9%
172,403			Cheung Kong Infrastructure Holdings, Ltd.		1,188,971
336,812			Galaxy Entertainment Group, Ltd.		2,694,374
512,439			Link REIT (REIT)		2,757,128
677,995			Sands China, Ltd.		5,121,912
					11,762,385
			Denmark-3.0%
157,778			Novo Nordisk A/S-B		7,261,288
			Australia-2.7%
51,741			CSL, Ltd.		3,250,020
76,359			Ramsay Health Care, Ltd.		3,279,252
					6,529,272
			China-2.5%
17,765		*	Baidu.com, Inc. (ADR)		3,318,680
185,410			Tencent Holdings, Ltd.		2,827,674
					6,146,354
			Brazil-2.3%
148,342			Cielo SA		3,065,640
175,466			Itau Unibanco Holding SA (ADR)		2,523,201
					5,588,841
			Spain-1.4%
64,073			Grifols SA		3,501,566
			Japan-1.3%
26,000			Daito Trust Construction Company, Ltd.		3,056,710
			South Africa-1.2%
24,441			Naspers, Ltd.		2,876,290
			Mexico-.9%
812,420			Wal-Mart de Mexico SAB de CV		2,178,060
			Ireland-.9%
31,777			Paddy Power, PLC		2,088,360
			Italy-.4%
17,567			Luxottica Group SpA		1,016,672
Total Value of Common Stocks (cost $168,416,375)					230,740,107
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.4%
			United States
			Federal Home Loan Bank:
$ 5,129	M		0.065%, 7/25/2014		5,128,778
3,000	M		0.05%, 8/1/2014		2,999,871
Total Value of Short-Term U.S. Government Agency Obligations (cost $8,128,649)					8,128,649
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.4%
			United States
1,000	M		U.S. Treasury Bills, 0.02%, 8/21/2014 (cost $999,971)		999,971
Total Value of Investments (cost $177,544,995)			99.1%		239,868,727
Other Assets, Less Liabilities			.9		2,186,637
Net Assets			100.0%		$242,055,364

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2014, the Fund held one security that was fair valued by the Valuation Committee with a value of $49,772 representing 0% of the Fund's net assets.

Summary of Abbreviations:
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

At June 30, 2014, the cost of investments for federal income tax purposes was $178,118,662. Accumulated net unrealized appreciation on investments was $61,750,065, consisting of $63,485,867 gross unrealized appreciation and $1,735,802 gross unrealized depreciation.

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$46,721,736	$49,772	$-	$46,771,508
Switzerland	36,188,798	-	-	36,188,798
India	25,943,151	-	-	25,943,151
France	18,910,815	-	-	18,910,815
Canada	17,947,416	-	-	17,947,416
Netherlands	16,641,404	-	-	16,641,404
United States	16,331,217	-	-	16,331,217
Hong Kong	11,762,385	-	-	11,762,385
Denmark	7,261,288	-	-	7,261,288
Australia	6,529,272	-	-	6,529,272
China	6,146,354	-	-	6,146,354
Brazil	5,588,841	-	-	5,588,841
Spain	3,501,566	-	-	3,501,566
Japan	3,056,710	-	-	3,056,710
South Africa	2,876,290	-	-	2,876,290
Mexico	2,178,060	-	-	2,178,060
Ireland	2,088,360	-	-	2,088,360
Italy	1,016,672	-	-	1,016,672
Short-Term U.S. Government
Agency Obligations	-	8,128,649	-	8,128,649
Short-Term U.S. Government
Obligations	-	999,971	-	999,971
Total Investments in Securities	$230,690,335	$9,178,392	$-	$239,868,727

During the period ended June 30, 2014, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At June 30, 2014, fair value estimates were used for certain foreign securities in the Global and International Funds' portfolios.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2014, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 27, 2014